Vessels (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Property Plant And Equipment [Line Items]
Cash paid for vessel acquisitions	$ 106,619	$ 1,527
DP2 suezmax shuttle tankers Rio 2016 and Brasil 2014
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels	202,971
Cash paid for vessel acquisitions	$ 104,826